Financial information by segment (Tables)	3 Months Ended
Mar. 31, 2024
Financial information by segment [Abstract]
Revenues and Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)	The following tables show Revenue and Adjusted EBITDA by operating segment and business sector for the three-month periods ended March 31, 2024 and 2023:

	Revenue		Adjusted EBITDA
	For the three-month period ended March 31,		For the three-month period ended March 31,
	($ in thousands)
Geography	2024	2023	2024	2023
North America	86,232	72,840	55,026	51,969
South America	44,678	43,720	34,568	33,788
EMEA	112,023	125,949	74,625	88,447
Total	242,933	242,509	164,219	174,204

	Revenue		Adjusted EBITDA
	For the three-month period ended March 31,		For the three-month period ended March 31,
	($ in thousands)
Business sectors	2024	2023	2024	2023
Renewable energy	162,211	172,601	107,250	119,122
Efficient natural gas & heat	35,970	27,403	23,287	22,610
Transmission lines	30,486	28,831	24,827	23,470
Water	14,266	13,674	8,855	9,002
Total	242,933	242,509	164,219	174,204

The reconciliation of segment Adjusted EBITDA with the loss attributable to the Company is as follows:

	For the three-month period ended March 31, ($ in thousands)
	2024	2023
Loss attributable to the Company	(5,392)	(10,990)
Profit attributable to non-controlling interest	6	5,017
Income tax	(22,620)	(9,656)
Financial expense, net	79,626	80,434
Depreciation, amortization, and impairment charges	107,036	103,790
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership)	5,563	5,609
Total segment Adjusted EBITDA	164,219	174,204

Assets and liabilities by geography
b)	The assets and liabilities by operating segment and business sector as of March 31, 2024, and December 31, 2023 are as follows:

Assets and liabilities by geography as of March 31, 2024:

	North America	South America	EMEA	Balance as of March 31, 2024
	($ in thousands)
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,027,765	1,175,129	2,910,483	7,113,377
Investments carried under the equity method	171,879	8,569	45,284	225,732
Other current financial assets	112,351	31,001	47,134	190,486
Cash and cash equivalents (project companies)	123,539	125,443	155,361	404,343
Assets held for sale	29,136	-	-	29,136
Subtotal allocated	3,464,670	1,340,142	3,158,262	7,963,074
Unallocated assets
Other non-current assets				333,300
Other current assets (including cash and cash equivalents at holding company level)				412,668
Subtotal unallocated				745,968
Total assets				8,709,042

	North America	South America	EMEA	Balance as of March 31, 2024
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,635,455	808,991	1,856,682	4,301,128
Grants and other liabilities	932,301	36,108	241,781	1,210,190
Subtotal allocated	2,567,756	845,099	2,098,463	5,511,318
Unallocated liabilities
Long-term and short-term corporate debt				1,173,680
Other non-current liabilities				293,098
Other current liabilities				192,124
Subtotal unallocated				1,658,902
Total liabilities				7,170,220
Equity unallocated				1,538,822
Total liabilities and equity unallocated				3,197,724
Total liabilities and equity				8,709,042

Assets and liabilities by geography as of December 31, 2023:

	North America	South America	EMEA	Balance as of December 31, 2023
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,063,019	1,184,599	2,956,649	7,204,267
Investments carried under the equity method	177,260	9,178	43,869	230,307
Other current financial assets	110,016	30,803	48,067	188,886
Cash and cash equivalents (project companies)	137,480	121,945	155,551	414,976
Assets held for sale	28,642	-	-	28,642
Subtotal allocated	3,516,417	1,346,525	3,204,136	8,067,078
Unallocated assets
Other non-current assets				297,577
Other current assets (including cash and cash equivalents at holding company level)				349,678
Subtotal unallocated				647,255
Total assets				8,714,333

	North America	South America	EMEA	Balance as of December 31, 2023
Liabilities allocated
Long-term and short-term project debt	1,629,278	808,481	1,881,501	4,319,260
Grants and other liabilities	945,888	36,307	251,613	1,233,808
Subtotal allocated	2,575,166	844,788	2,133,114	5,553,068
Unallocated liabilities
Long-term and short-term corporate debt				1,084,838
Other non-current liabilities				301,245
Other current liabilities				186,373
Subtotal unallocated				1,572,456
Total liabilities				7,125,524
Equity unallocated				1,588,809
Total liabilities and equity unallocated				3,161,265
Total liabilities and equity				8,714,333

Assets and liabilities by business sector
Assets and liabilities by business sector as of March 31, 2024:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of March 31, 2024
	($ in thousands)
Assets allocated
Contracted concessional assets, PP&E and other intangible assets	5,729,867	446,626	771,363	165,521	7,113,377
Investments carried under the equity method	183,870	-	-	41,862	225,732
Other current financial assets	9,209	108,167	30,950	42,160	190,486
Cash and cash equivalents (project companies)	286,002	25,617	67,893	24,831	404,343
Assets held for sale	-	29,136	-	-	29,136
Subtotal allocated	6,208,948	609,546	870,206	274,374	7,963,074
Unallocated assets
Other non-current assets					333,300
Other current assets (including cash and cash equivalents at holding company level)					412,668
Subtotal unallocated					745,968
Total assets					8,709,042

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of March 31, 2024
Liabilities allocated
Long-term and short-term project debt	3,270,473	392,364	566,387	71,904	4,301,128
Grants and other liabilities	1,161,838	32,630	13,226	2,497	1,210,190
Subtotal allocated	4,432,311	424,994	579,613	74,401	5,511,318
Unallocated liabilities
Long-term and short-term corporate debt					1,173,680
Other non-current liabilities					293,098
Other current liabilities					192,124
Subtotal unallocated					1,658,902
Total liabilities					7,170,220
Equity unallocated					1,538,822
Total liabilities and equity unallocated					3,197,724
Total liabilities and equity					8,709,042

Assets and liabilities by business sector as of December 31, 2023:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2023
Assets allocated
Contracted concessional, PP&E and other intangible assets	5,798,818	460,766	777,360	167,323	7,204,267
Investments carried under the equity method	189,672	-	-	40,635	230,307
Other current financial assets	10,866	103,907	30,746	43,367	188,886
Cash and cash equivalents (project companies)	299,987	35,098	58,004	21,887	414,976
Assets held for sale	-	28,642	-	-	28,642
Subtotal allocated	6,299,343	628,413	866,110	273,212	8,067,078
Unallocated assets
Other non-current assets					297,577
Other current assets (including cash and cash equivalents at holding company level)					349,678
Subtotal unallocated					647,255
Total assets					8,714,333

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2023
Liabilities allocated
Long-term and short-term project debt	3,280,618	401,460	560,906	76,276	4,319,260
Grants and other liabilities	1,185,487	32,916	12,884	2,521	1,233,808
Subtotal allocated	4,466,105	434,376	573,790	78,797	5,553,068
Unallocated liabilities
Long-term and short-term corporate debt					1,084,838
Other non-current liabilities					301,245
Other current liabilities					186,373
Subtotal unallocated					1,572,456
Total liabilities					7,125,524
Equity unallocated					1,588,809
Total liabilities and equity unallocated					3,161,265
Total liabilities and equity					8,714,333

Depreciation, amortization and impairment charges recognized
c)	The amount of depreciation, amortization and impairment charges recognized for the three-month periods ended March 31, 2024 and 2023 are as follows:

	For the three-month period ended March 31,
Depreciation, amortization and impairment by geography	2024	2023
	($ in thousands)
North America	(38,209)	(36,347)
South America	(15,819)	(14,203)
EMEA	(53,008)	(53,240)
Total	(107,036)	(103,790)

	For the three-month period ended March 31,
Depreciation, amortization and impairment by business sectors	2024	2023
	($ in thousands)
Renewable energy	(96,476)	(93,248)
Efficient natural gas & heat	(3,696)	(3,054)
Transmission lines	(7,517)	(7,223)
Water	653	(265)
Total	(107,036)	(103,790)